Fair Value of Financial Instruments (Schedule of Fair Value of Financial Instruments (2)) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements [Line Items]
Cash And Cash Equivalents, Fair Value Disclosure	$ 32,132	$ 48,078
Restricted cash, Fair Value Disclosure	29,529	8,468
Long-term Debt, Fair Value Disclosure	(299,709)	(326,050)
Fair Value Inputs Level 1 [Member]
Fair Value Measurements [Line Items]
Cash And Cash Equivalents, Fair Value Disclosure	32,132	48,078
Restricted cash, Fair Value Disclosure	29,529	8,468
Long-term Debt, Fair Value Disclosure	0	0
Fair Value Inputs Level 2 [Member]
Fair Value Measurements [Line Items]
Cash And Cash Equivalents, Fair Value Disclosure	0	0
Restricted cash, Fair Value Disclosure	0	0
Long-term Debt, Fair Value Disclosure	(299,709)	(326,050)
Fair Value Inputs Level 3 [Member]
Fair Value Measurements [Line Items]
Cash And Cash Equivalents, Fair Value Disclosure	0	0
Restricted cash, Fair Value Disclosure	0	0
Long-term Debt, Fair Value Disclosure	$ 0	$ 0